Securitizations and Variable Interest Entities, Resecuritization Activities (Details) - Resecuritization [Member] - VIEs that we do not consolidate [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE to which we sold assets and hold an interest	$ 52,900	$ 44,100
Trading debt securities [Member]
Variable Interest Entity [Line Items]
Assets sold	15,900	9,700	$ 12,700
Carrying value [Member]
Variable Interest Entity [Line Items]
Trading debt securities	1,100	819
Fair value, inputs, level 2 [Member] | Trading debt securities [Member]
Variable Interest Entity [Line Items]
Securities recognized	$ 2,100	$ 544	$ 239